Divestiture (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date of divestiture			Jan. 31, 2016
Total selling price						$ 5,774
Purchase obligation, due in next twelve months			$ 12,000
Long-term purchase commitment, period			2 years
Long-term purchase commitment, amount			$ 24,000
Non-interest bearing cash advance			$ 2,000	$ 0	$ 0
Number of installment payments to be received per promissory note			36
Proceeds from Sale of Business	$ 0	$ 285	$ 285	1,185	1,416
Amount financed as part of selling price	$ 0	$ 5,489	$ 5,489	$ 0	$ 0
Number of installment payments to be received			16
Loss on Sale of Business			$ 149
Relative size of the disposal group compared to the total company, in terms of revenue			2.00%